Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) [Line Items]
Aggregated Principal	$ 2,971,097	$ 2,920,022
Carrying Amount	$ 2,971,097	$ 2,753,823
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) [Line Items]
Institution Name	Agricultural Bank of China	Agricultural Bank of China
Term	From December, 2024 to December, 2025	From December, 2023 to December, 2024
Aggregated Principal	$ 684,997	$ 704,235
Carrying Amount	$ 684,997	$ 704,235
Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen [Member]
Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) [Line Items]
Institution Name	China CITIC Bank Co., LTD. Ningbo branch
Term	From July, 2024 to July, 2025
Aggregated Principal	$ 684,997
Carrying Amount	$ 684,997
Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin [Member]
Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) [Line Items]
Institution Name	Huishang Bank Co., LTD. Ningbo Beilun branch
Term	From September, 2024 to March, 2025
Aggregated Principal	$ 684,997
Carrying Amount	$ 684,997
Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen pledges of mortgages of real estate [Member]
Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) [Line Items]
Institution Name	Bank of China Limited Zhenhai branch
Term	From December, 2024 to December, 2025
Aggregated Principal	$ 438,398
Carrying Amount	$ 438,399
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd, Ms. Shasha Chen and Mr. Zhengjun Tao [Member]
Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) [Line Items]
Institution Name	Zhongli International Leasing Co., Ltd.	Zhongli International Leasing Co., Ltd.
Term	From September 2023 to September 2028	From September 2023 to September 2028
Aggregated Principal	$ 218,097	$ 386,527
Carrying Amount	$ 218,097	$ 386,527
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao One [Member]
Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) [Line Items]
Institution Name	Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.
Term	From November 2023 to April 2026	From November 2023 to April 2026
Aggregated Principal	$ 160,464	$ 378,536
Carrying Amount	$ 160,464	$ 378,536
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao Two [Member]
Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) [Line Items]
Institution Name	Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.
Term	From May 2024 to November 2026
Aggregated Principal	$ 99,146
Carrying Amount	$ 99,146
Guaranteed by Henan SME Investment Guarantee Co., Ltd, counter-guaranteed by Ms. Chen Shasha, pledged by accounts receivable of the Ningbo Haoxin International Logistics Co., Ltd. [Member]
Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) [Line Items]
Institution Name		Shuanghui Commercial Factoring Co., Ltd.
Term		From February, 2023 to May, 2027
Aggregated Principal		$ 42,254
Carrying Amount		$ 36,620
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen, pledged by real estate owned by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) [Line Items]
Institution Name		Ningbo Beilun Branch of Linshang Bank Co., Ltd.
Term		From July, 2023 to July, 2024
Aggregated Principal		$ 281,694
Carrying Amount		$ 281,694
Guaranteed by Mr. Lihai Zhang, Ms. Hongyan Zhang and Mr. Chengzhi Zhao, pledged by accounts receivable of the Shenzhen Haiyue Freight Co., Ltd. and a real estate owned by Ms. Hongyan Zhang [Member]
Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) [Line Items]
Institution Name		Bank of China
Term		From March, 2023 to March, 2024
Aggregated Principal		$ 985,929
Carrying Amount		$ 926,774
Guaranteed by Ningbo Haoxin International Logistics Co., Ltd., Shenzhen Longanda Freight Co., Ltd., Ms. Hongyan Zhang and Mr. Chengzhi Zhao [Member]
Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) [Line Items]
Institution Name		Bank of China
Term		From March, 2023 to March, 2024
Aggregated Principal		$ 140,847
Carrying Amount		$ 39,437